Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 12.46%
FHLMC	6.50%	7-1-2055	$5,202,069	$5,388,224
FHLMC	6.50	9-1-2055	1,748,896	1,812,547
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.77	5-25-2044	152,435	152,368
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	159,828	190,710
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.86	7-25-2043	37,870	37,078
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.23	10-25-2043	373,944	316,435
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.41	4-1-2038	47,935	49,320
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2032	8,441	8,612
FHLMC Series 2597 Class AE	5.50	4-15-2033	2,125	2,140
FNMA	5.00	10-1-2039	4,550,289	4,602,859
FNMA	5.00	6-1-2055	1,548,401	1,545,624
FNMA	6.00	3-1-2033	18,943	19,409
FNMA	6.00	5-1-2055	14,043,261	14,379,505
FNMA	6.50	8-1-2031	61,099	63,198
FNMA	6.50	11-1-2054	5,875,077	6,087,700
FNMA	6.50	9-1-2055	1,805,876	1,871,602
FNMA (1 Year Treasury Constant Maturity+1.27%)±	5.52	8-1-2034	16,264	16,225
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	10,533	10,695
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.41	8-1-2036	212,299	219,646
FNMA (RFUCCT1Y+1.78%)±	6.55	7-1-2044	149,317	153,808
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	8,226	9,100
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	247,074	260,534
FNMA Series 2003-W11 Class A1±±	7.33	6-25-2033	3,012	3,053
FNMA Series 2003-W6 Class 6A±±	4.85	8-25-2042	139,858	140,573
FNMA Series 2003-W6 Class PT4±±	8.19	10-25-2042	22,447	24,316
FNMA Series 2005-84 Class MB	5.75	10-25-2035	34,859	35,930
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	4.38	2-25-2046	574,267	568,892
FNMA Series 2011-48 Class CN±±	4.00	6-25-2026	6,297	6,277
GNMA	5.00	11-20-2054	5,963,780	5,963,159
GNMA%%	5.00	12-18-2055	1,515,000	1,513,178
GNMA	5.50	6-20-2054	7,940,049	8,032,955
GNMA	5.50	8-20-2054	5,276,590	5,342,743
GNMA	5.50	10-20-2055	16,897,594	17,093,798
GNMA	6.00	8-20-2054	8,965,260	9,156,493
GNMA	6.00	9-20-2055	9,421,611	9,628,410
GNMA Series 2005-27 Class PA	4.50	4-20-2035	7,791	7,767
Total agency securities (Cost $94,114,460)				94,714,883
Asset-backed securities: 12.36%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	807,516	832,804
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	3,500,000	3,508,083
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80%	11-13-2028	$2,715,000	$2,716,237
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	631,071	581,145
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	222,008	220,150
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,311,831
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	1,970,610	1,977,840
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	2,194,500	2,221,522
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	965,000	960,159
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	152,183	152,548
Carvana Auto Receivables Trust Series 2024-P3 Class A2	4.61	11-10-2027	94,754	94,761
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	115,074	114,717
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	2,461,649	2,490,046
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	954,016
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	1,535,000	1,579,572
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	448,026	432,258
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	327,817	3,532
Credit Acceptance Auto Loan Trust Series 2023-2A Class A144A	5.92	5-16-2033	120,868	121,119
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,752,526
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	5.20	9-25-2033	60,255	60,580
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	934,727	956,340
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	1,580,717	1,600,453
Finance of America HECM Buyout Series 2024-HB1 Class A1A144A±±	4.00	10-1-2034	183,927	183,827
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,796,872
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,181,336
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	608,850	628,203
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	963,718	983,457
Frontier Issuer LLC Series 2023-1 Class A2144A	6.60	8-20-2053	455,000	460,284
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.87	11-16-2036	2,000,000	1,987,432
FS Rialto Issuer LLC Series 2025-FL10 Class AS (U.S. SOFR 1 Month+1.59%)144A±	5.55	8-19-2042	3,000,000	2,986,445
Gracie Point International Funding LLC Series 2023-2A Class A (90 Day Average U.S. SOFR+2.25%)144A±	6.61	3-1-2027	146,294	146,518
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.71	8-15-2028	1,545,000	1,544,952
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	755,936	762,394
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,454,000	2,564,067
HGI CRE CLO Ltd. Series 2021-FL2 Class C (U.S. SOFR 1 Month+1.91%)144A±	5.87	9-17-2036	795,297	793,128
Hyundai Auto Receivables Trust Series 2024-A Class B	5.14	1-15-2031	2,500,000	2,552,721
See accompanying notes to portfolio of investments
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Imprint Payments Credit Card Master Trust Series 2025-A Class A144A	4.84%	9-15-2029	$2,900,000	$2,906,163
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	1,408,752	1,436,382
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	2,362,716	2,361,566
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	3,000,000	3,003,564
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.15	10-16-2036	65,762	65,722
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.31	2-19-2037	649,345	649,842
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	3,720,000	3,746,119
MNR ABS Issuer I LLC‡	8.12	12-15-2038	576,464	586,552
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	1,374,787	1,235,908
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,163,650	2,208,117
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	14,601	14,614
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	645,000	648,162
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.65	9-15-2036	200,000	201,838
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	980,000	976,231
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	3,770,000	3,768,571
Pagaya AI Debt Trust Series 2023-8 Class A144A	7.30	6-16-2031	876,033	886,743
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,745,000	1,739,128
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	5.32	7-25-2051	515,794	514,502
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,025,027	1,038,649
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.40	7-15-2039	2,500,000	2,506,250
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	656,135	645,434
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,649,887	1,653,202
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.30	12-17-2068	1,212,836	1,207,935
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.74	5-26-2055	423,492	419,354
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,400,000	3,415,261
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	5.72	4-15-2030	641,396	641,676
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	376,610	355,403
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.45	4-15-2037	2,625,000	2,631,468
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	935,079	930,180
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	1,227,600	1,223,079
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	2,200,000	2,239,616
Truist Bank Auto Credit-Linked Notes Series 2025-1 Class B144A	4.73	9-26-2033	2,743,531	2,745,900
Venture XXIX CLO Ltd. Series 2017-29A Class AR (U.S. SOFR 3 Month+1.25%)144A±	5.10	9-7-2030	73,217	73,220
Total asset-backed securities (Cost $93,777,603)				93,890,226
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 28.59%
Basic materials: 0.72%
Chemicals: 0.53%
LYB International Finance III LLC	5.13%	1-15-2031	$905,000	$907,983
Syensqo Finance America LLC144A	5.65	6-4-2029	3,000,000	3,116,298
				4,024,281
Forest products & paper: 0.19%
Georgia-Pacific LLC144A	4.40	6-30-2028	1,400,000	1,415,317
Communications: 1.89%
Internet: 0.39%
Meta Platforms, Inc.	4.20	11-15-2030	2,935,000	2,955,402
Media: 1.00%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	2,740,000	2,857,073
Discovery Communications LLC	3.63	5-15-2030	2,000,000	1,855,000
News Corp.144A	3.88	5-15-2029	3,000,000	2,894,754
				7,606,827
Telecommunications: 0.50%
Frontier California, Inc. Series F	6.75	5-15-2027	1,975,000	2,004,625
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	1,821,000	1,838,066
				3,842,691
Consumer, cyclical: 3.97%
Airlines: 1.15%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	1,808,974	1,818,574
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	2,680,956	2,641,423
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,740,000	1,750,568
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	185,591	185,606
United Airlines, Inc.144A	4.38	4-15-2026	2,381,000	2,377,998
				8,774,169
Auto manufacturers: 1.48%
Ford Motor Credit Co. LLC	4.39	1-8-2026	1,500,000	1,499,733
Ford Motor Credit Co. LLC	5.13	11-5-2026	4,000,000	4,019,572
Hyundai Capital America144A	1.30	1-8-2026	1,115,000	1,111,475
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,088,418
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	3,495,000	3,510,124
				11,229,322
Lodging: 0.51%
Las Vegas Sands Corp.	5.63	6-15-2028	1,500,000	1,534,274
Las Vegas Sands Corp.	6.00	8-15-2029	2,200,000	2,301,032
				3,835,306
See accompanying notes to portfolio of investments
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.44%
Advance Auto Parts, Inc.	5.95%	3-9-2028	$1,500,000	$1,533,090
AutoNation, Inc.	4.45	1-15-2029	1,800,000	1,804,913
				3,338,003
Toys/games/hobbies: 0.39%
Mattel, Inc.	5.00	11-17-2030	505,000	509,534
Mattel, Inc.144A	5.88	12-15-2027	2,485,000	2,486,643
				2,996,177
Consumer, non-cyclical: 2.50%
Commercial services: 1.24%
Ashtead Capital, Inc.144A	4.00	5-1-2028	1,600,000	1,589,228
Global Payments, Inc.	4.80	4-1-2026	3,695,000	3,696,694
Global Payments, Inc.	4.88	11-15-2030	2,775,000	2,781,507
UL Solutions, Inc.	6.50	10-20-2028	1,275,000	1,345,977
				9,413,406
Cosmetics/Personal Care: 0.16%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	1,195,000	1,202,526
Food: 0.45%
Mars, Inc.144A	4.60	3-1-2028	3,400,000	3,443,849
Healthcare-products: 0.25%
Baxter International, Inc.%%	4.45	2-15-2029	1,875,000	1,883,422
Healthcare-services: 0.40%
UnitedHealth Group, Inc.	4.65	1-15-2031	3,000,000	3,053,980
Energy: 0.19%
Pipelines: 0.19%
Kinetik Holdings LP144A	6.63	12-15-2028	1,400,000	1,440,228
Financial: 13.05%
Banks: 5.29%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	3,000,000	3,056,082
Bank of America Corp. (U.S. SOFR+1.00%)±	5.16	1-24-2031	2,000,000	2,074,538
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,352,962
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,941,040
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,259,899
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,051,111
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	835,000	830,627
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	1,795,000	1,856,608
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,541,993
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	4,265,000	4,350,125
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,078,433
Santander Holdings USA, Inc. (U.S. SOFR+1.61%)±	5.47	3-20-2029	2,465,000	2,517,257
U.S. Bancorp (U.S. SOFR+1.06%)±	5.05	2-12-2031	1,705,000	1,756,097
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
U.S. Bancorp (U.S. SOFR+1.30%)±	5.08%	5-15-2031	$1,600,000	$1,652,506
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	3,820,000	3,894,938
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,978,233
				40,192,449
Diversified financial services: 1.27%
Aircastle Ltd.144A	6.50	7-18-2028	2,650,000	2,783,319
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,145,000	1,086,244
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,214,393
Equitable America Global Funding144A	4.95	6-9-2030	2,235,000	2,280,955
Jane Street Group/JSG Finance, Inc.144A	4.50	11-15-2029	1,300,000	1,279,343
				9,644,254
Insurance: 3.77%
Athene Global Funding	0.37	9-10-2026	1,200,000	1,368,838
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,088,844
Corebridge Global Funding144A	4.25	8-21-2028	1,790,000	1,794,394
Equitable Financial Life Global Funding144A	5.50	12-2-2025	2,080,000	2,080,056
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	864,942
Fortitude Global Funding144A	4.63	10-6-2028	1,375,000	1,376,011
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,897,251
Lincoln Financial Global Funding144A	4.63	8-18-2030	3,320,000	3,339,888
NMI Holdings, Inc.	6.00	8-15-2029	1,405,000	1,453,936
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,070,953
PartnerRe Finance B LLC	3.70	7-2-2029	1,616,000	1,585,192
Protective Life Corp.144A	4.70	1-15-2031	1,130,000	1,134,646
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,347,910
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,110,873
RGA Global Funding144A	5.50	1-11-2031	1,105,000	1,153,789
				28,667,523
Investment Companies: 0.93%
Ares Capital Corp. BDC	5.10	1-15-2031	1,000,000	988,422
Ares Capital Corp. BDC	5.88	3-1-2029	740,000	760,343
Ares Strategic Income Fund BDC	5.70	3-15-2028	985,000	997,795
Blue Owl Capital Corp. BDC	5.95	3-15-2029	1,260,000	1,275,843
HPS Corporate Lending Fund BDC144A	5.45	11-15-2030	1,150,000	1,143,311
MSD Investment Corp. BDC144A	6.25	5-31-2030	1,950,000	1,956,173
				7,121,887
REITs: 1.79%
American Tower Trust #1144A	5.49	3-15-2028	990,000	1,007,638
Brandywine Operating Partnership LP	8.30	3-15-2028	1,140,000	1,202,090
Crown Castle, Inc.	4.90	9-1-2029	3,000,000	3,045,848
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,085,391
SBA Tower Trust144A	6.60	1-15-2028	2,525,000	2,584,978
See accompanying notes to portfolio of investments
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Tanger Properties LP	3.13%	9-1-2026	$3,109,000	$3,081,965
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,582,049
				13,589,959
Industrial: 2.05%
Electrical components & equipment: 0.48%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	3,630,000	3,671,390
Engineering & construction: 0.48%
MasTec, Inc.144A	4.50	8-15-2028	3,620,000	3,612,674
Machinery-diversified: 0.18%
Weir Group, Inc.144A	5.35	5-6-2030	1,300,000	1,341,289
Miscellaneous manufacturing: 0.39%
Entegris, Inc.144A	4.75	4-15-2029	3,000,000	2,994,135
Packaging & containers: 0.12%
AptarGroup, Inc.	4.75	3-30-2031	940,000	948,851
Transportation: 0.40%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,029,746
Technology: 1.53%
Computers: 0.75%
Dell International LLC/EMC Corp.	4.50	2-15-2031	2,315,000	2,315,208
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,465,000	3,397,061
				5,712,269
Semiconductors: 0.41%
Foundry JV Holdco LLC144A	5.50	1-25-2031	3,000,000	3,119,747
Software: 0.37%
Oracle Corp.	4.45	9-26-2030	2,810,000	2,768,897
Utilities: 2.69%
Electric: 2.69%
Alliant Energy Finance LLC144A	5.40	6-6-2027	2,665,000	2,699,359
Duke Energy Corp.	3.10	6-15-2028	1,640,000	1,919,140
Duke Energy Florida LLC	4.20	12-1-2030	2,240,000	2,244,672
Emera U.S. Finance LP	3.55	6-15-2026	1,485,000	1,478,423
National Rural Utilities Cooperative Finance Corp. Series D	4.15	8-25-2028	3,740,000	3,761,260
Niagara Mohawk Power Corp.144A	4.65	10-3-2030	1,875,000	1,888,827
Southern California Edison Co.	5.35	3-1-2026	2,000,000	2,004,649
Vistra Operations Co. LLC144A	3.70	1-30-2027	355,000	352,171
Vistra Operations Co. LLC144A	4.30	10-15-2028	1,225,000	1,221,858
Vistra Operations Co. LLC144A	5.00	7-31-2027	2,840,000	2,849,094
				20,419,453
Total corporate bonds and notes (Cost $213,853,378)				217,289,429
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 1.06%
Communications: 0.13%
Telecommunications: 0.13%
Eutelsat SA	1.50%	10-13-2028	EUR	400,000	$443,634
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	500,000	580,993
					1,024,627
Consumer, cyclical: 0.30%
Auto parts & equipment: 0.06%
Valeo SE	5.88	4-12-2029	EUR	400,000	499,044
Leisure time: 0.08%
TUI AG	5.88	3-15-2029	EUR	500,000	601,540
Lodging: 0.16%
Essendi SA	6.38	10-15-2029	EUR	1,000,000	1,215,667
Consumer, non-cyclical: 0.32%
Commercial services: 0.23%
Amber Finco PLC	6.63	7-15-2029	EUR	400,000	487,174
Verisure Holding AB	5.50	5-15-2030	EUR	369,000	443,692
Worldline SA	4.13	9-12-2028	EUR	800,000	815,876
					1,746,742
Food: 0.09%
Iceland Bondco PLC	10.88	12-15-2027	GBP	284,000	397,908
Market Bidco Finco PLC	5.50	11-4-2027	GBP	200,000	265,060
					662,968
Financial: 0.06%
Real estate: 0.06%
Aedas Homes Opco SL144A	4.00	8-15-2026	EUR	400,000	464,265
Industrial: 0.25%
Building materials: 0.25%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	1,600,000	1,861,133
Total foreign corporate bonds and notes (Cost $7,708,755)					8,075,986
Foreign government bonds: 2.73%
Australia: 0.25%
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	1,520,000	959,610
Queensland Treasury Corp.144A	3.50	8-21-2030	AUD	1,515,000	955,778
					1,915,388
Brazil: 0.48%
Brazil	10.00	1-1-2027	BRL	20,300,000	3,681,927
Colombia: 0.27%
Colombia TES	5.75	11-3-2027	COP	8,300,000,000	2,028,386
See accompanying notes to portfolio of investments
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Czech Republic: 0.13%
Czech Republic	5.00%	9-30-2030	CZK	19,590,000	$974,652
France: 0.59%
French Republic144A	2.70	2-25-2031	EUR	3,850,000	4,459,306
Luxembourg: 0.25%
European Union	2.63	7-4-2028	EUR	1,650,000	1,933,938
Mexico: 0.13%
Mexico Bonos	8.50	2-28-2030	MXN	17,915,000	989,510
Singapore: 0.12%
Singapore Government Bonds	2.88	9-1-2027	SGD	1,175,000	930,080
Spain: 0.13%
Spain Government Bonds144A	1.25	10-31-2030	EUR	870,000	950,696
United Kingdom: 0.38%
U.K. Gilts	1.63	10-22-2028	GBP	640,000	801,169
U.K. Gilts	4.13	7-22-2029	GBP	1,560,000	2,085,402
					2,886,571
Total foreign government bonds (Cost $20,478,078)					20,750,454

	Shares
Investment companies: 0.30%
Exchange-traded funds: 0.30%
iShares 0-5 Year High Yield Corporate Bond ETF	52,831	2,275,959
Total investment companies (Cost $2,170,203)		2,275,959

			Principal
Municipal obligations: 0.06%
Indiana: 0.06%
Education revenue: 0.06%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	4.87	2-25-2044	$415,903	416,336
Total municipal obligations (Cost $412,540)				416,336
Non-agency mortgage-backed securities: 10.55%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45	7-25-2069	2,332,955	2,361,282
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	2,161,397	2,172,718
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,922,630	2,931,005
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,349,594	2,086,342
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	162,836	157,423
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	694,939	661,789
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	2,359,880	2,367,160
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	3,500,000	3,660,125
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.51%	8-15-2042	$675,000	$675,424
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,437,050	1,401,947
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	55,838	55,445
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	5.97	10-15-2036	2,165,000	2,163,658
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.60	2-15-2041	3,010,000	2,983,712
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±%%	6.16	12-15-2030	1,890,000	1,894,728
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.85	3-15-2042	2,995,000	2,981,912
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±%%	6.10	12-15-2044	1,655,000	1,657,069
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.88	6-19-2031	36,203	35,790
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.63	2-10-2047	231,004	225,229
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	390,330	374,819
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	951,621	824,678
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,355,044	2,305,332
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	2,416,082	2,344,933
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	763,356	684,744
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	5.26	11-15-2032	1,576,513	1,567,281
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.67	8-25-2054	1,878,913	1,882,832
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	82,311	80,660
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.66	10-15-2035	1,005,000	1,005,314
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,212,795
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	1,971,599	1,713,803
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	4,005,000	3,597,630
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (U.S. SOFR 1 Month+1.26%)144A±	5.22	6-15-2035	566,915	479,228
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	773,284	706,351
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,768,750	1,773,027
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.63	10-25-2032	637	641
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	34,064
See accompanying notes to portfolio of investments
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79%	8-25-2049	$202,886	$197,713
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	434,122	411,080
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	2,530,000	2,290,052
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	997,844	986,713
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	695,288	663,012
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	1,627,840	1,533,108
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	645,620	651,701
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	89,191	86,479
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	4,205,000	4,360,779
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	1,828,456	1,850,522
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.90	4-15-2042	3,100,000	3,109,521
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.91	10-15-2041	3,370,000	3,372,106
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	976,347	938,692
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.05	2-15-2042	2,100,000	2,085,581
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	147,015	144,292
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	627,688	605,210
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,250,626	2,972,088
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,432,679	1,290,196
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	37,269	36,142
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	504,204	481,760
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.68	8-25-2032	42,381	42,529
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.68	8-25-2032	16,818	16,682
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.15	12-28-2037	1,325	1,319
Total non-agency mortgage-backed securities (Cost $81,749,208)				80,188,167
U.S. Treasury securities: 15.77%
U.S. Treasury Notes	3.50	11-15-2028	13,574,000	13,577,181
U.S. Treasury Notes	3.63	8-31-2027	34,940,000	34,995,959
U.S. Treasury Notes	3.75	6-30-2027	11,500,000	11,535,039
U.S. Treasury Notes	3.75	8-15-2027	21,480,000	21,556,355
U.S. Treasury Notes	3.88	7-31-2027	38,000,000	38,203,359
Total U.S. Treasury securities (Cost $119,554,980)				119,867,893
Yankee corporate bonds and notes: 12.11%
Basic materials: 0.06%
Chemicals: 0.06%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,125,000	440,212
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.23%
Media: 0.45%
Videotron Ltd.144A	3.63%	6-15-2029	$3,515,000	$3,426,098
Telecommunications: 0.78%
NTT Finance Corp.144A	4.57	7-16-2027	3,880,000	3,909,255
Softbank Corp.144A	4.70	7-9-2030	2,000,000	2,011,567
				5,920,822
Consumer, cyclical: 0.41%
Apparel: 0.14%
Gildan Activewear, Inc.144A	4.70	10-7-2030	1,085,000	1,082,237
Leisure time: 0.27%
Royal Caribbean Cruises Ltd.144A	4.25	7-1-2026	2,000,000	1,999,123
Consumer, non-cyclical: 0.70%
Household products/wares: 0.44%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,379,097
Pharmaceuticals: 0.26%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	2,000,000	1,973,510
Financial: 7.87%
Banks: 5.92%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	2,405,000	2,486,593
Banco Santander SA	4.55	11-6-2030	3,600,000	3,618,047
Banque Federative du Credit Mutuel SA144A	4.59	10-16-2028	1,500,000	1,515,735
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	3,745,000	3,815,769
BNP Paribas SA (U.S. SOFR+1.00%)144A±	1.32	1-13-2027	1,545,000	1,539,382
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	3,000,000	3,093,366
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	3,000,000	3,069,114
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	2,000,000	2,072,103
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.70%)±	5.87	3-6-2029	3,650,000	3,788,441
Macquarie Group Ltd. (U.S. SOFR+1.07%)144A±	1.34	1-12-2027	1,885,000	1,878,437
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.17%)±	5.16	4-24-2031	1,500,000	1,554,234
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	2,660,000	2,738,168
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,256,022
Sumitomo Mitsui Financial Group, Inc.	5.24	4-15-2030	3,000,000	3,121,265
Swedbank AB144A	5.08	5-21-2030	3,550,000	3,664,089
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,962,680
UBS Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	1,785,000	1,772,429
				44,945,874
Diversified financial services: 0.93%
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	2,500,000	2,529,485
See accompanying notes to portfolio of investments
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Avolon Holdings Funding Ltd.144A	5.75%	11-15-2029	$1,000,000	$1,039,730
Brookfield Asset Management Ltd.	4.65	11-15-2030	3,500,000	3,521,505
				7,090,720
Insurance: 0.41%
RenaissanceRe Holdings Ltd.	3.60	4-15-2029	3,175,000	3,112,238
Real estate: 0.35%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,674,441
REITs: 0.26%
Scentre Group Trust 1/Scentre Group Trust 2144A	3.63	1-28-2026	2,000,000	1,997,124
Government securities: 1.00%
Multi-national: 1.00%
African Export-Import Bank144A	2.63	5-17-2026	2,185,000	2,156,690
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,978,284
Central American Bank for Economic Integration144A	1.14	2-9-2026	2,500,000	2,485,949
				7,620,923
Industrial: 0.37%
Electronics: 0.24%
Flex Ltd.	4.88	6-15-2029	1,790,000	1,814,758
Trucking & leasing: 0.13%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,031,336
Utilities: 0.47%
Electric: 0.47%
Comision Federal de Electricidad144A	5.70	1-24-2030	1,500,000	1,524,750
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	2,000,000	2,014,634
				3,539,384
Total yankee corporate bonds and notes (Cost $91,216,005)				92,047,897
Yankee government bonds: 0.76%
Israel: 0.26%
Israel	5.38	2-19-2030	1,910,000	1,975,851
Mexico: 0.36%
Mexico	4.75	3-22-2031	2,800,000	2,768,192
Peru: 0.14%
Corp. Financiera de Desarrollo SA144A	5.50	5-6-2030	1,000,000	1,025,050
Total yankee government bonds (Cost $5,681,210)				5,769,093
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—November 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.92%
Investment companies: 2.92%
Allspring Government Money Market Fund Select Class♠∞##		3.93%	22,153,131	$22,153,131
Total short-term investments (Cost $22,153,131)				22,153,131
Total investments in securities (Cost $752,869,551)	99.67%			757,439,454
Other assets and liabilities, net	0.33			2,515,344
Total net assets	100.00%			$759,954,798

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLO	Collateralized loan obligation
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$17,743,160	$154,126,938	$(149,716,967)	$0	$0	$22,153,131	22,153,131	$285,054
See accompanying notes to portfolio of investments
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—November 30, 2025 (unaudited)

Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	2,051,425	COP	8,098,000,000	Morgan Stanley, Inc.	12-30-2025	$0	$(97,818)
JPY	280,000,000	USD	1,928,331	Morgan Stanley, Inc.	12-30-2025	0	(130,614)
USD	1,910,376	JPY	280,000,000	Morgan Stanley, Inc.	12-30-2025	112,660	0
USD	2,483,677	AUD	3,717,500	Morgan Stanley, Inc.	12-31-2025	47,539	0
AUD	717,500	USD	477,184	Morgan Stanley, Inc.	12-31-2025	0	(6,995)
USD	2,637,640	BRL	14,315,000	Morgan Stanley, Inc.	12-31-2025	0	(27,225)
USD	1,106,358	BRL	6,000,000	Morgan Stanley, Inc.	12-31-2025	0	(10,596)
USD	981,435	CZK	20,420,000	Morgan Stanley, Inc.	12-31-2025	730	0
USD	18,078,898	EUR	15,215,000	Morgan Stanley, Inc.	12-31-2025	395,761	0
EUR	360,000	USD	429,191	Morgan Stanley, Inc.	12-31-2025	0	(10,793)
USD	1,156,551	EUR	1,000,000	Morgan Stanley, Inc.	12-31-2025	0	(5,666)
EUR	850,000	USD	985,841	Morgan Stanley, Inc.	12-31-2025	2,044	0
EUR	155,000	USD	179,697	Bank of New York Mellon Corp.	12-31-2025	447	0
USD	5,075,696	GBP	3,717,500	Morgan Stanley, Inc.	12-31-2025	154,794	0
GBP	1,000,000	USD	1,310,562	Morgan Stanley, Inc.	12-31-2025	13,151	0
USD	934,608	SGD	1,212,000	Morgan Stanley, Inc.	12-31-2025	0	(2,763)
USD	1,304,614	ZAR	22,840,000	Morgan Stanley, Inc.	12-31-2025	0	(27,273)
ZAR	22,840,000	USD	1,320,137	Morgan Stanley, Inc.	12-31-2025	11,750	0
						$738,876	$(319,743)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,368	3-31-2026	$285,593,557	$285,719,626	$126,069	$0
Short
2-Year Euro SCHATZ	(109)	12-8-2025	(13,544,367)	(13,529,999)	14,368	0
10-Year U.S. Treasury Notes	(110)	3-20-2026	(12,462,722)	(12,467,812)	0	(5,090)
5-Year U.S. Treasury Notes	(1,145)	3-31-2026	(125,658,582)	(125,681,641)	0	(23,059)
					$140,437	$(28,149)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	1,785,000	$156,514	$119,034	$37,480	$0
See accompanying notes to portfolio of investments
Allspring Short-Term Bond Plus Fund | 15

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in
16 | Allspring Short-Term Bond Plus Fund

Notes to portfolio of investments—November 30, 2025 (unaudited)
interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Allspring Short-Term Bond Plus Fund | 17

Notes to portfolio of investments—November 30, 2025 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$94,714,883	$0	$94,714,883
Asset-backed securities	0	93,303,674	586,552	93,890,226
Corporate bonds and notes	0	217,289,429	0	217,289,429
Foreign corporate bonds and notes	0	8,075,986	0	8,075,986
Foreign government bonds	0	20,750,454	0	20,750,454
Investment companies	2,275,959	0	0	2,275,959
Municipal obligations	0	416,336	0	416,336
Non-agency mortgage-backed securities	0	80,188,167	0	80,188,167
U.S. Treasury securities	119,867,893	0	0	119,867,893
Yankee corporate bonds and notes	0	92,047,897	0	92,047,897
Yankee government bonds	0	5,769,093	0	5,769,093
Short-term investments
Investment companies	22,153,131	0	0	22,153,131
	144,296,983	612,555,919	586,552	757,439,454
Forward foreign currency contracts	0	738,876	0	738,876
Futures contracts	140,437	0	0	140,437
Swap contracts	0	37,480	0	37,480
Total assets	$144,437,420	$613,332,275	$586,552	$758,356,247
Liabilities
Forward foreign currency contracts	$0	$319,743	$0	$319,743
Futures contracts	28,149	0	0	28,149
Total liabilities	$28,149	$319,743	$0	$347,892
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of November 30, 2025, $1,990,000 was segregated as cash collateral for these open futures contracts and $125,013 was segregated as cash collateral for swap contracts. The Fund also had $597,603 segregated as cash collateral for open forward foreign currency contracts.
At November 30, 2025, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Short-Term Bond Plus Fund